Consolidated Statements Of Operations And Comprehensive (Loss) Income (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Value added tax on revenue	¥ 4,172,660	¥ 3,550,878	¥ 2,620,355
Value added tax expenses net of government grants	¥ 3,121,010	¥ 2,539,297	¥ 1,950,935